CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Allowances for doubtful accounts, trade receivables	$ 16,011	$ 15,712
Common stock shares authorized	500,000,000	500,000,000
Common stock, no par value
Common stock, issued	103,848,134	102,833,998
Common stock, outstanding	103,848,134	102,833,998
Preferred Class A [Member]
Non-voting cumulative convertible preferred stock authorized	50,000,000	50,000,000
Preferred Class B [Member]
Non-voting cumulative convertible preferred stock authorized	50,000,000	50,000,000